LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2015
LONG-TERM DEBT
Schedule of Long-term debt

        Long-term debt is as follows (in thousands):

	December 31, 2015	December 31, 2014
Revolving credit facility (interest rate of 2.68% at December 31, 2015 and 1.92% at December 31, 2014)	$75,000	$488,000
5.625% senior notes	350,000	—
Unamortized debt issuance costs (revolving credit facility)	(3,015)	(3,617)
Unamortized debt issuance costs (senior notes)	(6,285)	—

Total long-term debt, net of unamortized debt issuance costs	$415,700	$484,383